LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2017 4.875% Senior Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	$ 9,552	$ 13,161
2019 5.250% Senior Notes, due 2026 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	2,981	3,776
2019 5.625% Senior Notes, due 2027 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,178	4,954
2019 5.375% Senior Notes, due 2029 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	1,845	2,041
2020 5.750% Senior Notes, due 2028 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	2,743	3,393
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	2,692	3,658
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	3,598	4,186
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	4,228	4,798
2022 7.000% Studio City Secured Notes, due 2027 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	5,134
Revolving Credit Facility [Member] | 2020 Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	26,885	35,598
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 333	$ 389